UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22816

Excelsior Private Markets Fund III (Master), LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

James D. Bowden

Merrill Lynch Alternative Investments LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund III (Master), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2014

Excelsior Private Markets Fund III (Master), LLC
For the six months ended September 30, 2014

Excelsior Private Markets Fund III (Master), LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

September 30, 2014 (Unaudited)

Assets

Investments, at fair value (cost $8,621,871)	$11,598,830
Cash and cash equivalents	1,340,564
Prepaid offering expense	1,856

Total Assets	$12,941,250

Liabilities

Advisory fee payable	$128,921
Board of Managers' fees payable	50,000
Due to portfolio fund	25,552
Audit fee payable	25,000
Administration service fee payable	16,250
Legal fees payable	6,406
Other payables	888

Total Liabilities	253,017

Members’ Equity - Net Assets	$12,688,233

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$10,412,894
Accumulated net investment loss	(946,689)
Accumulated net realized gains	245,069
Accumulated net unrealized appreciation on investments	2,976,959

Total Members' Equity - Net Assets	$12,688,233

Units of Membership Interests outstanding (unlimited units authorized)	8,382.76
Net Asset Value Per Unit	$1,513.61

The accompanying notes are an integral part of these financial statements.

1

Excelsior Private Markets Fund III (Master), LLC

Schedule of Investments

September 30, 2014 (Unaudited)

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout/Growth (47.22%)
Apollo Investment Fund IV, L.P.	Secondary	04/2014	North America	78,481
BVIP Fund VIII, L.P.	Primary	08/2014	North America	1,440,528
Charlesbank Equity Fund VIII, LP	Primary	-	North America	-
Fenway Partners Capital Fund II, L.P.	Secondary	03/2014	North America	1,088,445
Levine Leichtman Capital Partners II, L.P.	Secondary	03/2014	North America	1,215,127
Lone Star Fund IX (U.S.), L.P.	Primary	-	North America	-
McCown De Leeuw & Co. IV, L.P.	Secondary	03/2014	North America	6,809
Platinum Equity Capital Partners III, L.P.	Secondary	12/2013 - 08/2014	North America	2,052,585
Providence Equity Partners III, L.P.	Secondary	04/2014	North America	6,420
Providence Growth Investors, L.P.	Secondary	04/2014	North America	68,552
Quad-C partners V, L.P.	Secondary	03/2014	North America	22,271
Welsh, Carson, Anderson & Stowe VIII, L.P.	Secondary	04/2014	North America	12,315
				5,991,533
Special Situations (35.15%)
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	05/2014 - 06/2014	North America	1,032,461
OCM Opportunities Fund II, L.P.	Secondary	03/2014	North America	6,661
Questor Partners Fund II, L.P.	Secondary	03/2014	North America	1,418,874
Walton Street Real Estate Fund VII, L.P.	Primary	03/2014 - 07/2014	North America	2,002,045
				4,460,041
Venture Capital (9.04%)
Lightspeed China Partners II, L.P.	Primary	06/2014	North America	189,665
Lightspeed Venture Partners Select, L.P.	Primary	03/2014 - 07/2014	North America	397,514
Lightspeed Venture Partners X, L.P.	Primary	07/2014 - 09/2014	North America	346,905
Meritech Capital Partners V L.P.	Primary	09/2014	North America	213,172
				1,147,256

Total Investments in Portfolio Funds (cost $8,621,871) (91.41%)				11,598,830
Other Assets & Liabilities (Net) (8.59%)				1,089,403
Members' Equity - Net Assets (100.00%)				$12,688,233

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at September 30, 2014 aggregated $8,621,871. Total fair value of illiquid and restricted securities at September 30, 2014 was $11,598,830 or 91.41% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at September 30, 2014, for federal income tax purposes aggregated $8,287,387. The net unrealized appreciation for federal income tax purposes was estimated to be $3,311,443. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $3,469,001 and $157,558, respectively.
(E)	All percentages are calculated as fair value divided by the Fund's Members' Equity - Net Assets.
(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Private Markets Fund III (Master), LLC

Statement of Operations

For the six months ended September 30, 2014

Investment Income:

Interest income	$75

Total Investment Income	75

Operating Expenses:

Advisory fee	206,718
Board of Managers' fees	100,000
Legal fees	96,315
Administration service fees	32,500
Audit fees	25,520
Offering expenses	11,136
Other fees	6,031
Organizational expenses	1,388

Total Operating Expenses	479,608

Net Investment Loss	(479,533)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	245,069
Net change in unrealized appreciation on investments	1,217,238

Net Realized and Change in Unrealized Gain on Investments	1,462,307

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$982,774

The accompanying notes are an integral part of these financial statements.

3

Excelsior Private Markets Fund III (Master), LLC

Statements of Changes in Members’ Equity – Net Assets

For the Period October 25, 2013 (Commencement of Operations) through March 31, 2014 (Audited)

Total Members
Members' committed capital	$71,729,292

Members' capital at October 25, 2013	$-
Capital contributions	8,069,546
Net investment loss	(467,156)
Net change in unrealized appreciation on investments	1,759,721
Members' capital at March 31, 2014	$9,362,111

For the six months ended September 30, 2014 (Unaudited)

Total Members
Members' committed capital	$78,587,879

Members' capital at April 1, 2014	$9,362,111
Capital contributions	2,343,348
Net investment loss	(479,533)
Net realized gain on investments	245,069
Net change in unrealized appreciation on investments	1,217,238
Members' capital at September 30, 2014	$12,688,233

The accompanying notes are an integral part of these financial statements.

4

Excelsior Private Markets Fund III (Master), LLC

Statement of Cash Flows

For the six months ended September 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$982,774
Contributions to investments in Portfolio Funds	(3,779,520)
Distributions received from investments in Portfolio Funds	651,464
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(245,069)
Net change unrealized (appreciation) depreciation on investments	(1,217,238)
Changes in assets and liabilities related to operations
(Increase) decrease in investments made in advance	130,334
(Increase) decrease in other receivables	16,835
(Increase) decrease in prepaid offering expense	11,136
(Increase) decrease in prepaid legal fees	9,889
Increase (decrease) in advisory fee payable	93,336
Increase (decrease) in due to portfolio fund	(1,148)
Increase (decrease) in audit fee payable	730
Increase (decrease) in legal fees payable	(25,090)
Increase (decrease) in other payables	(426)

Net cash provided by (used in) operating activities	(3,371,993)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	2,505,794

Net cash provided by/(used in) financing activities	2,505,794

Net change in cash and cash equivalents	(866,199)
Cash and cash equivalents at beginning of period	2,206,763

Cash and cash equivalents at end of period	$1,340,564

The accompanying notes are an integral part of these financial statements.

5

Excelsior Private Markets Fund III (Master), LLC

Financial Highlights

	For the six months ended September 30, 2014	Period from October 25, 2013 (Commencement of Operations) through March 31, 2014
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,390.50	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(61.95)	(286.79)
Net realized and unrealized gain on investments	185.06	677.29
Net increase in net assets resulting from operations	123.11	390.50

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-
NET ASSET VALUE, END OF PERIOD	$1,513.61	$1,390.50
TOTAL NET ASSET VALUE RETURN (1), (3), (4)	8.85%	15.57%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$12,688	$9,362
Ratios to Average Members' Equity - Net Assets: (4), (5), (6)
Expenses	7.94%	34.19%
Net investment loss	(7.94)%	(34.19)%
Portfolio Turnover Rate (7)	7.50%	26.36%

INTERNAL RATES OF RETURN:
Internal Rate of Return, including expenses (8)	46.85%	388.10%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2014, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $1,244.78, $1,390.50 and $1,431.80.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period as it more appropriately reflects the return of the Company taken as a whole. As a result, an individual member's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	Annualized (except for organizational expenses, legal fees, and audit expenses).
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. For the periods ended March 31, 2014 and September 30, 2014, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

1. Organization

Excelsior Private Markets Fund III (Master), LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on March 18, 2013. The Company commenced operations on October 25, 2013. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Investment Adviser) (collectively the "Portfolio Funds"). Neither the Company nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund III (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund III (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund III (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund, and together with the TI Fund and the TE Fund, the Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders' capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”), an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), served as investment adviser of the Company. Its principal office was located at 100 Federal Street, Boston, MA 02110. BACA was controlled by Bank of America, a financial holding company which has its principal executive office at 101 North Tryon Street, Charlotte, NC 28255. BACA was responsible for identifying, evaluating, structuring, monitoring and disposing of the Company’s investments.

7

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

Effective December 31, 2013, BACA reorganized into its affiliate, Merrill Lynch Alternative Investments LLC (“MLAI” or the “Investment Adviser”) (the “Reorganization”). As the survivor of the Reorganization and the successor of BACA, MLAI assumed all responsibilities for serving as the Investment Adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Board of Managers on November 25, 2013. The personnel of MLAI who provide services to the Company are the same personnel who previously provided such services to the Company on behalf of BACA.

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Investment Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2014, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 55.61% and 44.39%, respectively, with the Investment Adviser’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being insignificant.

2. Significant Accounting Policies and Recent Accounting Pronouncements

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 change the approach used to determine whether an entity is an investment company and provides comprehensive implementation guidance for that assessment. Under ASU 2013-08, entities regulated under the Investment Company Act will automatically qualify as investment companies while unregistered entities are required to have certain fundamental characteristics and consider other typical characteristics to qualify as an investment company for financial reporting purposes. ASU 2013-08 also includes certain disclosure requirements for investment companies. The guidance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Investment Adviser has reviewed the requirements and believes the adoption of ASU 2013-08 does not have a material impact on these financial statements.

8

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

C. Valuation of Investments

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as the Investment Adviser deems appropriate in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Portfolio Fund will be based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under FASB Certification Topic ASC 820 (“ASC 820”) permitting the use of the “practical expedient” to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate net asset value per share or equivalent, an investor may determine fair value by using the net asset value reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Investment Adviser generally will value the Company’s investment in the Portfolio Fund on a quarterly basis using the practical expedient as of each quarter end, based on the valuation provided to the Investment Adviser by the Portfolio Fund (or the manager thereof on behalf of the Portfolio Fund) in accordance with own valuation policies of the Portfolio Fund or its manager, as applicable.

Although the Investment Adviser generally will value the Company’s investments in Portfolio Funds using the practical expedient as described above, there may be situations where the Investment Adviser is either unable to utilize the practical expedient, for example because a Portfolio Fund does not report a quarter end value on a timely basis, or where the Investment Adviser determines that the use of the practical expedient is not appropriate as it will not result in a price that represents the current value of the Portfolio Fund’s investment. In such circumstances, the Investment Adviser will initiate a process to determine the fair value the Company’s interest in such Portfolio Fund independently of the valuation provided by the Portfolio Fund, subject to review by the Board.

In making and reviewing a valuation, the Investment Adviser and the Board, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

9

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Company's investments in the Portfolio Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market."

10

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2014.

	Level 1	Level 2	Level 3	Total
Assets:
Buyout/Growth	$-	$-	$5,991,533	$5,991,533
Special Situations	-	-	4,460,041	4,460,041
Venture Capital	-	-	1,147,256	1,147,256
Totals	$-	$-	$11,598,830	$11,598,830

Valuation Process for Level 3 Fair Value Measurements

The Company generally uses the valuation reported by a Portfolio Fund as its valuation of such Portfolio Fund; however, adjustments to the reported valuation may be made in certain circumstances where such use is not applicable or inappropriate. In making a valuation determination, the Investment Adviser considers various factors, including, but not limited to, the Portfolio Fund’s valuation policies and practices, the Portfolio Fund’s investment portfolio or other assets and liabilities, the pricing of new rounds of financing by the underlying investments in the Portfolio Fund, any relevant operational or non-investment issues that may affect the Portfolio Fund, and the valuation of the same investments held by other Portfolio Funds. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Portfolio Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Portfolio Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Portfolio Funds. The Board reviews investment transactions and monitors performance of the managers of the Portfolio Funds. The fair value recommendations of the Investment Adviser are reviewed and ratified by the Board on a quarterly basis.

Significant Unobservable Inputs

As of September 30, 2014, the Company had investments in Portfolio Funds valued at $11,598,830. The fair value of all investments in the Company's Schedule of Investments has been valued at the unadjusted net asset value reported by the managers of the Portfolio Funds.

11

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

The following table includes a rollforward of the amounts as of September 30, 2014 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

	Buyout/Growth	Special Situations	Venture Capital	Total
Balance as of April 1, 2014	$3,955,826	$2,813,939	$238,702	$7,008,467
Net change in unrealized appreciation on investments	1,152,774	98,410	(33,946)	1,217,238
Net realized gain on investments	245,069	-	-	245,069
Contributions	1,289,328	1,547,692	942,500	3,779,520
Distributions	(651,464)	-	-	(651,464)
Balance as of September 30, 2014	$5,991,533	$4,460,041	$1,147,256	$11,598,830

The net change in unrealized appreciation (depreciation) relating to Level 3 investments still held as of the September 30, 2014 is $1,217,238.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2014.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations under Net Realized and Change in Unrealized Gain on Investments.

Most investments in the Portfolio Funds are closed-end investment vehicles, which provide no liquidity or redemption option and are not readily marketable. Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2014 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At September 30, 2014, the Company did not hold any cash equivalents. UMB Bank N.A. serves as the Company’s custodian.

E. Offering Costs

Offering Costs are costs incidental to the issuing and marketing of interests in a company and are non-recurring in nature. As the Company has a continuous offering period, offering costs are amortized to expense over a 12 month period on a straight-line basis. As of September 30, 2014, offering costs of $11,136 are included in the Statement of Operations.

12

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

F. Organization Fees

The Company incurred and expensed $1,388 in organizational expenses for the six months ended September 30, 2014.

G. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

H. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

I. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2014, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2013, and after adjustment for purchases and sales between December 31, 2013 and September 30, 2014, the estimated cost of the Portfolio Funds at September 30, 2014, for federal income tax purposes aggregated $8,287,387. The net unrealized appreciation for federal income tax purposes was estimated to be $3,311,443. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $3,469,001 and $157,558, respectively.

13

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2013, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2013 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser has reviewed the Company’s tax positions for the open tax period and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2014. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2014, the Company did not incur any interest or penalties.

J. Contribution Policy

Capital contributions shall be credited to Members’ capital accounts and units shall be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2014, the Company issued 1,649.87 units.

K. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

L. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

M. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

14

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

N. Company Expenses

The Company bears certain expenses not otherwise borne by the Investment Adviser, including, but not limited to, all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Fund managers, all costs and expenses directly related to portfolio transactions and positions for the Company’s account such as direct and indirect expenses associated with the Company’s investments and prospective investments, including all costs and expenses incurred in connection with its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Company; audit and tax preparation fees and expenses; administrative expenses and fees; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Advisory Fee payable to the Investment Adviser; fees and travel-related expenses of the Board who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights of the Company.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

3. Advisory Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. The Advisory Fee will not exceed 1.0% of total commitments from Members. For the six months ended September 30, 2014, the Company incurred Advisory Fees totaling $206,718.

Certain general and administrative expenses, such as occupancy and personnel costs, are borne by Bank of America or other affiliates and are not reflected in these financial statements.

15

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), formerly known as J.D. Clark & Company, a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets subject to a minimum quarterly fee. For the six months ended September 30, 2014, the Company incurred administration fees totaling $32,500.

The Board consists of five managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2014, the Company incurred $100,000 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2014, capital commitments from Members totaled $78,587,879. Capital contributions received by the Company with regard to satisfying Member commitments totaled $10,412,894, which represents approximately 13.25% of committed capital at September 30, 2014.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the Company's LLC Agreement.

6. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2014, the Company had total capital commitments of $54,566,641 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $45,250,132, as listed below:

Unfunded
Assets:	Commitment
Buyout/Growth	$28,964,793
Special Situations	6,967,839
Venture Capital	9,317,500
Total	$45,250,132

16

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Platinum Equity Capital Partners III, L.P. represents 16.18% of Members’ Equity – Net Assets of the Company as of September 30, 2014. The objective of Platinum Equity Capital Partners III, L.P. is to make private investments in equity, equity-oriented or debt securities which offer equity-like returns of underperforming companies to generate capital appreciation for their partners.

Walton Street Real Estate Fund VII, L.P. represents 15.78% of Members’ Equity – Net Assets of the Company as of September 30, 2014. The objective of Walton Street Real Estate Fund VII, L.P. is to employ a diversified investment approach to generate attractive, risk-adjusted return.

BVIP Fund VIII, L.P. represents 11.35% of Members’ Equity – Net Assets of the Company as of September 30, 2014. BVIP Fund VIII, LLC will seek to make control-oriented equity investments in lower middle market companies in the information and business services and communications sectors.

Questor Partners Fund II, L.P. represents 11.18% of Members’ Equity – Net Assets of the Company as of September 30, 2014. Questor Partners Fund II, L.P. was organized for the purpose of investing capital in, and applying turnaround, bankruptcy and management expertise to, underperforming, troubled and distressed companies and special situations.

Levine Leichtman Capital Partners II, L.P. represents 9.58% of Members’ Equity – Net Assets of the Company as of September 30, 2014. The objective of Levine Leichtman Capital Partners II, L.P. is to seek out opportunities to invest in the securities of middle market companies located in the western region of the United States.

Fenway Partners Capital Fund II, L.P. represents 8.58% of Members’ Equity – Net Assets of the Company as of September 30, 2014. The objective of Fenway Partners Capital Fund II, L.P. is to make investments in capital stock and other interests in business organizations with the principal objective of appreciation of invested capital.

Lone Star Real Estate Fund III, L.P. represents 8.14% of Members’ Equity – Net Assets of the Company as of September 30, 2014. Lone Star Real Estate Fund III, LP will target investments in a broad range of financial and other investment assets in Commercial Real Estate.

17

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

18

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

September 30, 2014 (Unaudited)

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2014, through the date these financial statements were available to be issued and noted the following:

On October 1, 2014, there were subsequent closings for $8,947,474 in partners' commitments. For investors that participated in the October 1, 2014 closing, a capital call of 13.25% of capital commitments was made on November 19, 2014.

On October 24, 2014, there were subsequent closings for $353,535 in partners' commitments. For investors that participated in the October 24, 2014 closing, a capital call of 13.25% of capital commitments was made on November 19, 2014.

19

Excelsior Private Markets Fund III (Master), LLC

Supplemental Information

September 30, 2014 (Unaudited)

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company toll-free at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2014.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company toll-free at 866-637-2587.

Advisory Agreement Approval

The Advisory Agreement between the Company and the Investment Adviser provides that, after an initial term of two years, it may be continued in effect year-to-year subject to approval by: (i) the Board or (ii) vote of a majority of the outstanding voting securities, as defined by the Investment Company Act, of the Company; provided that, in either event, the continuance must also be approved by the Independent Managers who are not “interested persons,” as defined by the Investment Company Act, of the Company, by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on June 19, 2014. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Investment Adviser.

In determining whether to approve the continuance of the Advisory Agreement, the Board considered all information it deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board reviewed materials furnished by the Investment Adviser, including information regarding the Investment Adviser, its affiliates, personnel, operations and financial condition. Independent legal counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act, with respect to the approval of the Advisory Agreement.

20

Excelsior Private Markets Fund III (Master), LLC

Supplemental Information

September 30, 2014 (Unaudited)

Independent legal counsel reviewed with the Board the Securities and Exchange Commission regulation requiring disclosure in shareholder reports of certain material factors and conclusions of the fund boards in approving and renewing advisory contracts. Independent legal counsel discussed with the Board the responsibilities of the Board in connection with the annual review of the Advisory Agreement and described the standards and factors applicable to the approval and annual renewal of advisory contracts. Independent legal counsel also reviewed the U.S. Supreme Court decision in Jones v. Harris Associates, L.P. (“Jones”). Independent legal counsel also reviewed the factors that should be considered by the Board in connection with their review of the Advisory Agreement, including: (i) the nature, extent and quality of services provided by the Investment Adviser; (ii) the investment performance of the Company and the Investment Adviser; (iii) the costs of services provided and profits realized by the Investment Adviser from its relationship with the Company; (iv) the extent to which economies of scale are realized as the Company grows; and (v) whether fee levels reflect any such economies of scale for the benefit of investors. Independent legal counsel noted that the Board could attribute different weights to different factors as they may consider appropriate. It was added that, consistent with the Supreme Court’s decision in Jones, the Board should be cautious of inapt comparisons between the fee structure of the Company to those of other funds advised by the Investment Adviser or its affiliates, as well as between the fee structure of the Company and fees charged by funds not managed by the Investment Adviser or its affiliates with similar investment programs. As to the former, independent legal counsel explained that the Supreme Court stated that the Investment Company Act does not necessarily ensure fee parity between clients and that there may be legitimate differences in fees as a result of differences in the types of services provided. With respect to the latter, counsel noted that the Supreme Court observed that such comparisons can be problematic because fees charged by other advisers may not be the product of arm’s length negotiations. Nevertheless, independent legal counsel observed that such comparisons, when considered with the totality of information provided, may add helpful context to the Board’s assessment of the reasonableness of the fees.

Independent legal counsel explained that one of the key responsibilities assigned to the Board is the obligation to exercise a “duty of care” in selecting and supervising the Investment Adviser. Independent legal counsel said the Investment Company Act assigns to the Board and, in particular, to the Independent Managers, special duties in order to mitigate any conflicts of interest that may arise in connection with the management of the Company, including the duty to review and approve the investment advisory arrangements. Independent legal counsel noted that the Board must exercise reasonable business judgment and must act solely in the best interests of the Company, and that these responsibilities are particularly important when reviewing compensation or fees paid by the Company to the Investment Adviser and its affiliates, including management fees.

The Board discussed and reviewed the nature, extent and quality of services that the Investment Adviser provides to the Company. It also discussed the structure and capabilities of the Investment Adviser, including technology and operational support, which support the services provided to the Company. The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Investment Adviser as indicated by the materials and information provided to the Board. In doing so, the Board considered the Investment Adviser’s extensive administrative and compliance infrastructure. Representatives of the Investment Adviser confirmed to the Board that the Investment Adviser has adequate resources to deliver all required services to the Company.

21

Excelsior Private Markets Fund III (Master), LLC

Supplemental Information

September 30, 2014 (Unaudited)

The Board also reviewed and discussed the experience and qualifications of key personnel of the Investment Adviser and reviewed biographical information regarding such personnel. The Board also considered the financial information and other information provided to it regarding the Investment Adviser and Bank of America. After these discussions, the Board noted their overall satisfaction with the nature, quality and extent of services provided by the Investment Adviser and concluded that the Company was receiving all services required from the Investment Adviser under the Advisory Agreement, and that the quality of these services was satisfactory.

The Board considered information relating to the quality of services provided by the Investment Adviser, including performance information about the Company. The Board reviewed the performance of the Company relative to that of comparable registered funds and concluded that the performance of the Company compared favorably with the funds of its type, noting that there were relatively few registered funds with similar investment programs.

The Board then reviewed information provided to it comparing the fees and expenses of the Company to those of other similar registered funds. A discussion ensued regarding the fees charged and services provided under the Advisory Agreement. The Board determined that the fees and expense ratios of the Company are within the range of the fees and expense ratios of similar funds, but considered the admonition in Jones about relying too heavily on fee comparisons.

The Board reviewed the costs of providing services and the profits realized by the Investment Adviser and its affiliates, resulting from their relationship with the Company for the past fiscal year (the “Profitability Analysis”). The Board reviewed and discussed the information contained in the Profitability Analysis, including the nature and amount of expenses allocated to the Company and profits realized by the Investment Adviser. It was noted by representatives of the Investment Adviser that the Investment Adviser had not received any significant indirect benefits from its relationship with the Company. After reviewing the information contained in the Profitability Analysis, and other information discussed at the meeting, the Board determined that the profitability relating to the Company was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Company and the Investment Adviser’s service levels, the current profitability of the Investment Adviser resulting from its relationships with the Company was not excessive.

The Board also reviewed economies of scale with respect to the Company. The Board considered the fact that economies of scale are realized when a fund’s assets increase significantly. The Board accepted management’s assertion that during the past year the Company had not experienced significant growth nor reached such level of net assets for the Investment Adviser to realize new economies of scale that could be shared with members of the Company.

The Board also continued its review in an executive session. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined that it is in the best interest of the Company and its members for the Investment Adviser to continue to serve as the investment adviser and to approve the continuance of the Advisory Agreement for an additional annual period.

22

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the registrant’s board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Excelsior Private Markets Fund III (Master), LLC

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date December 5, 2014

By (Signature and Title)	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date December 5, 2014